Investment properties (Details 4) - Level 3 [Member] - Shopping Malls in Argentina [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inflation [Member]
Statement [Line Items]
Fair value investment properties, increase	$ 62,537	$ 117,901	$ 61,889
Fair value investment properties, decrease	(61,299)	(110,544)	(59,455)
Devaluation [Member]
Statement [Line Items]
Fair value investment properties, increase	(199,116)	(173,062)	(112,235)
Fair value investment properties, decrease	$ 243,365	$ 211,520	$ 123,458
Discount Cash Flows Rate [Member]
Statement [Line Items]
Fair value of investment properties, valuation technique	Discounted cash flows
Fair value investment properties, range	10.63%	11.08%	15.40%
Fair value investment properties, increase	$ (43,314)	$ (38,447)	$ (28,227)
Fair value investment properties, decrease	$ 46,231	$ 40,958	$ 29,965
Terminal value discount rate [Member]
Statement [Line Items]
Fair value investment properties, range	9.89%	10.36%	14.11%
Fair value investment properties, increase	$ (199,142)	$ (150,130)	$ (57,014)
Fair value investment properties, decrease	270,528	199,373	70,812
Perpetual Growth rate [Member]
Statement [Line Items]
Fair value investment properties, increase	$ 172,594	$ 123,669	$ 38,868
Fair value investment properties, range	2.40%	2.40%	2.40%
Fair value investment properties, decrease	$ (131,913)	$ (96,858)	$ (32,750)